Contingencies and commitment (Details 1) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2022	$ 107,691	$ 104,094
2023	229,643	104,094
2024	116,965	58,824
2025	110,098	13,555
2026 and thereafter	686,352	3,389
Total undiscounted cash flows	1,250,749	283,956
Less: imputed interest	(215,005)	(19,913)
Present value of lease liabilities	$ 1,035,744	$ 264,043